Significant accounting policies (Narrative) (Detail)	12 Months Ended
Dec. 31, 2019
Significant Accounting Policies [Line Items]
Date of authorisation for issue of financial statements	Feb. 27, 2020
Threshold percentage for determining whether unrealized loss on equity securities is other-than-temporary	20.00%
Threshold period for determining whether unrealized loss on equity securities is other-than-temporary (in months)	6 months
Equity method of accounting, low end of range of voting interest (as a percent)	20.00%
Equity method of accounting, high end of range of voting interest (as a percent)	50.00%
Useful lives, intangible assets with a finite useful life	not exceeding 20 years
Minimum
Significant Accounting Policies [Line Items]
Criteria for hedge accounting effectiveness	80.00%
Maximum
Significant Accounting Policies [Line Items]
Criteria for hedge accounting effectiveness	125.00%
UBS AG [Member]
Significant Accounting Policies [Line Items]
Date of authorisation for issue of financial statements	Feb. 27, 2020
Threshold percentage for determining whether unrealized loss on equity securities is other-than-temporary	20.00%
Threshold period for determining whether unrealized loss on equity securities is other-than-temporary (in months)	6 months
Equity method of accounting, low end of range of voting interest (as a percent)	20.00%
Equity method of accounting, high end of range of voting interest (as a percent)	50.00%
Useful lives, intangible assets with a finite useful life	not exceeding 20 years
UBS AG [Member] | Minimum
Significant Accounting Policies [Line Items]
Criteria for hedge accounting effectiveness	80.00%
UBS AG [Member] | Maximum
Significant Accounting Policies [Line Items]
Criteria for hedge accounting effectiveness	125.00%